Investments Accounted for by the Equity Method and Variable Interest Entities Investments Accounted for by the Equity Method and Variable Interest Entities - 2017 Drop Downs (Details) - MW		Mar. 27, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Power Generation Capacity, Megawatts	[1],[2]		4,997
Subsequent Event [Member] | Agua Caliente [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Ownership Percentage		16.00%

[1]	(a) Net capacity represents the maximum, or rated, generating capacity of the facility multiplied by the Company's percentage ownership in the facility as of December 31, 2016.
[2]	NRG Yield's total generation capacity is net of 6 MWs for noncontrolling interest for Spring Canyon II and III. NRG Yield's generation capacity including this noncontrolling interest was 5,003 MWs.